UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Sound Energy Partners, Inc.

Address:  354 Pequot Avenue
          Southport, Connecticut 06890


13F File Number: 028-11115

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Slavko Negulic
Title:    Chief Financial Officer
Phone:    (203) 254-4500


Signature, Place and Date of Signing:

/s/ Slavko Negulic          Southport, Connecticut           November 8, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                     [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number     Name

-------------------------------------------------------------

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 69

Form 13F Information Table Value Total: $1,103,549
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                     FORM 13F INFORMATION TABLE
                                                         September 30, 2007


                                  TITLE OF                  VALUE      SHRS OR  SH/ PUT/   INVSMT   OTHR      VOTING AUTHORITY
NAME OF ISSUER                     CLASS        CUSIP       (X$1000)   PRN AMT  PRN CALL   DSCRTN   MGRS   SOLE      SHARED   NONE


ABB LTD                         SPONSORED ADR   000375204    5246       200000  SH          SOLE            200000     0        0
ACERGY S A                      SPONSORED ADR   00443E104   14158       476700  SH          SOLE            476700     0        0
ACTIVE POWER INC                     COM        00504W100   12748      5768288  SH          SOLE           5768288     0        0
ALPHA NATURAL RESOURCES INC          COM        02076X102   31941      1375000  SH          SOLE           1375000     0        0
AMERICAN SUPERCONDUCTOR CORP         COM        030111108    1024        50000  SH  PUT     SOLE             50000     0        0
ARCH COAL INC                        COM        039380100   13496       400000  SH          SOLE            400000     0        0
ARENA RESOURCES INC                  COM        040049108    2882        44000  SH          SOLE             44000     0        0
BTU INTL INC                         COM        056032105    2963       230939  SH          SOLE            230939     0        0
CAMERON INTERNATIONAL CORP           COM        13342B105   58475       633600  SH          SOLE            633600     0        0
CANADIAN NAT RES LTD                 COM        136385101   19430       256500  SH          SOLE            256500     0        0
CATALYTICA ENERGY SYS INC            COM        148884109     222       173252  SH          SOLE            173252     0        0
COMPLETE PRODUCTION SERVICES         COM        20453E109    6308       308000  SH          SOLE            308000     0        0
CONSOL ENERGY INC                    COM        20854P109   25169       540100  SH          SOLE            540100     0        0
DELTA PETE CORP                    COM NEW      247907207    9962       555000  SH          SOLE            555000     0        0
DENBURY RES INC                    COM NEW      247916208   18993       425000  SH          SOLE            425000     0        0
DEVON ENERGY CORP NEW                COM        25179M103   15808       190000  SH          SOLE            190000     0        0
DRESSER-RAND GROUP INC               COM        261608103    5125       120000  SH          SOLE            120000     0        0
DYNEGY INC DEL                       CL A       26817G102   14784      1600000  SH          SOLE           1600000     0        0
EVERGREEN ENERGY INC                 COM        30024B104   10543      2067236  SH          SOLE           2067236     0        0
FOSTER WHEELER LTD                 SHS NEW      G36535139   18970       144500  SH          SOLE            144500     0        0
FOUNDATION COAL HLDGS INC            COM        35039W100    5880       150000  SH          SOLE            150000     0        0
FRONTIER OIL CORP                    COM        35914P105   19779       475000  SH          SOLE            475000     0        0
FUEL SYS SOLUTIONS INC               COM        35952W103    1501        84055  SH          SOLE             84055     0        0
FUELCELL ENERGY INC                  COM        35952H106   26745      3008441  SH          SOLE           3008441     0        0
GLOBALSANTAFE CORP                   SHS        G3930E101   55292       727337  SH          SOLE            727337     0        0
HALLIBURTON CO                       COM        406216101   34802       906300  SH          SOLE            906300     0        0
HELIX ENERGY SOLUTIONS GRP I         COM        42330P107   10615       250000  SH          SOLE            250000     0        0
HESS CORP                            COM        42809H107   33258       499900  SH          SOLE            499900     0        0
HYDROGENICS CORP                     COM        448882100    1497      1053922  SH          SOLE           1053922     0        0
INTEROIL CORP                        COM        460951106   10848       343300  SH          SOLE            343300     0        0
ISHARES TR                       RUSSELL 2000   464287655   24012       300000  SH  PUT     SOLE            300000     0        0
ITRON INC                            COM        465741106   11634       125000  SH          SOLE            125000     0        0
KBR INC                              COM        48242W106   12135       313000  SH          SOLE            313000     0        0
LAYNE CHRISTENSEN CO                 COM        521050104    5548       100000  SH          SOLE            100000     0        0
MCDERMOTT INTL INC                   COM        580037109   20439       377946  SH          SOLE            377946     0        0
MEMC ELECTR MATLS INC                COM        552715104   10412       176900  SH  PUT     SOLE            176900     0        0
MIRANT CORP NEW                      COM        60467R100   30113       740251  SH          SOLE            740251     0        0
MIRANT CORP NEW                *W EXP 01/03/201 60467R118   12734       599261  SH          SOLE            599261     0        0
MOSAIC CO                            COM        61945A107    3473        64900  SH          SOLE             64900     0        0
NOBLE CORPORATION                    SHS        G65422100   14381       293200  SH          SOLE            293200     0        0
NOVA BIOSOURCE FUELS INC             COM        65488W103     176        62500  SH          SOLE             62500     0        0
OCEAN PWR TECHNOLOGIES INC         COM NEW      674870308    3030       192746  SH          SOLE            192746     0        0
PARTICLE DRILLING TECHNOLOGI         COM        70212G101    1712       522100  SH          SOLE            522100     0        0
PEABODY ENERGY CORP                  COM        704549104   36788       768500  SH          SOLE            768500     0        0
PETROHAWK ENERGY CORP                COM        716495106   16502      1005000  SH          SOLE           1005000     0        0
POWERSHARES ETF TRUST           WNDRHLL CLN EN  73935X500    8893       388500  SH          SOLE            388500     0        0
PRIDE INTL INC DEL                   COM        74153Q102     274         7500  SH          SOLE              7500     0        0
QUANTA SVCS INC                      COM        74762E102   45423      1717324  SH          SOLE           1717324     0        0
RANGE RES CORP                       COM        75281A109    7622       187450  SH          SOLE            187450     0        0
RELIANT ENERGY INC                   COM        75952B105    4516       176400  SH          SOLE            176400     0        0
RENTECH INC                          COM        760112102      27        12396  SH          SOLE             12396     0        0
RETAIL HOLDRS TR                   DEP RCPT     76127U101   10016       100000  SH  PUT     SOLE            100000     0        0
ROWAN COS INC                        COM        779382100   13655       373305  SH          SOLE            373305     0        0
SCHLUMBERGER LTD                     COM        806857108   46463       442500  SH          SOLE            442500     0        0
SHAW GROUP INC                       COM        820280105    5810       100000  SH          SOLE            100000     0        0
SOUTHWESTERN ENERGY CO               COM        845467109   17786       425000  SH          SOLE            425000     0        0
SUNOCO INC                           COM        86764P109   28312       400000  SH          SOLE            400000     0        0
SUNCOR ENERGY INC                    COM        867229106    4485        47300  SH          SOLE             47300     0        0
SUPERIOR OFFSHORE INTL INC           COM        86825Q104    1132       100600  SH          SOLE            100600     0        0
TERRA INDS INC                       COM        880915103   45993      1471292  SH          SOLE           1471292     0        0
TERRA INDS INC                       COM        880915103    3126       100000  SH  PUT     SOLE            100000     0        0
TETON ENERGY CORP                    COM        881628101    1965       413604  SH          SOLE            413604     0        0
TRANSMERIDIAN EXPL INC               COM        89376N108     624       300000  SH          SOLE            300000     0        0
TRANSOCEAN INC                       ORD        G90078109   69232       612400  SH          SOLE            612400     0        0
USANA HEALTH SCIENCES INC            COM        90328M107    3233        73900  SH  PUT     SOLE             73900     0        0
VALMONT INDS INC                     COM        920253101   26558       313000  SH          SOLE            313000     0        0
WALTER INDS INC                      COM        93317Q105    5961       221600  SH          SOLE            221600     0        0
WEATHERFORD INTERNATIONAL LT         COM        G95089101   38904       579100  SH          SOLE            579100     0        0
XTO ENERGY INC                       COM        98385X106   21986       355533  SH          SOLE            355533     0        0



SK 22214 0001 826373